Leases - Direct Financing Lease (Details) - Direct financing lease - VOC Equipment - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Unearned income	$ 1,100,000	$ 1,900,000
Future Scheduled Payments:
2019	1,300,000
2020	1,300,000
2021	1,300,000
2022	1,300,000
2023	600,000
Minimum lease payments receivable	$ 5,900,000	$ 7,600,000.0